                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/06

             Date of Reporting Period: Six months ended 10/31/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30, Year Ended April 30,
	10/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.12		$10.18	$10.34	$9.88	$9.86		$9.45
Income From Investment Operations:
Net investment income	0.22		0.43	0.50	0.60	0.62	[1]	0.65
Net realized and unrealized gain (loss) on investments	(0.16)		(0.06)	(0.17)	0.46	0.02	[1]	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.37	0.33	1.06	0.64		1.06
Less Distributions:
Distributions from net investment income	(0.22)		(0.43)	(0.49)	(0.60)	(0.62)		(0.65)
Net Asset Value, End of Period	$9.96		$10.12	$10.18	$10.34	$9.88		$9.86
Total Return [2]	0.55%		3.72%	3.28%	11.08%	6.55%		11.54%

Ratios to Average Net Assets:
Net expenses	0.55	% [3]	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income	4.22	% [3]	4.24%	4.78%	5.97%	6.16	% [1]	6.72%
Expense waiver/reimbursement [4]	0.37	% [3]	0.38%	0.38%	0.38%	0.37%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$247,347		$287,081	$264,566	$241,837	$293,262		$300,289
Portfolio turnover	32%		57%	68%	52%	45%		43%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30, Year Ended April 30,
	10/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.12		$10.18	$10.34	$9.88	$9.86		$9.45
Income From Investment Operations:
Net investment income	0.20		0.41	0.47	0.58	0.59	[1]	0.63
Net realized and unrealized gain (loss) on investments	(0.16)		(0.06)	(0.16)	0.46	0.02	[1]	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.35	0.31	1.04	0.61		1.04
Less Distributions:
Distributions from net investment income	(0.20)		(0.41)	(0.47)	(0.58)	(0.59)		(0.63)
Net Asset Value, End of Period	$9.96		$10.12	$10.18	$10.34	$9.88		$9.86
Total Return [2]	0.42	% [3]	3.48%	3.02%	10.81%	6.29%		11.26%

Ratios to Average Net Assets:
Net expenses	0.80	% [4]	0.79%	0.80%	0.80%	0.80%		0.81%
Net investment income	3.97	% [4]	4.00%	4.53%	5.69%	5.91	% [1]	6.46%
Expense waiver/reimbursement [5]	0.39	% [4]	0.38%	0.38%	0.38%	0.37%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,674		$61,722	$68,292	$56,080	$43,461		$36,206
Portfolio turnover	32%		57%	68%	52%	45%		43%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.50	$2.78
Institutional Service Shares	$1,000	$1,004.20	$4.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.43	$2.80
Institutional Service Shares	$1,000	$1,021.17	$4.08

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.55%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Corporate Debt Securities	89.9%
U.S. Treasury Securities	4.2%
Foreign Government Debt Securities	1.4%
Asset-Backed Securities	0.7%
Municipals	0.4%
Other Securities [2]	1.2%
Other Assets and Liabilities-Net [3]	2.2%
TOTAL	100.0%

At October 31, 2005, the Fund's credit-quality ratings composition 4 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Asset
AAA	7.6%	Aaa	7.6%
AA	4.6%	Aa	10.6%
A	31.3%	A	25.1%
BBB	40.8%	Baa	46.7%
BB	10.5%	Ba	6.9%
B	0.3%	B	0.3%
Not rated by S&P 5	2.7%	Not rated by Moody's 5	0.6%
Other Assets and Liabilities-Net [4]	2.2%	Other Assets and Liabilities-Net [4]	2.2%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Other security types consist of Preferred Stock.

3 See Statement of Assets and Liabilities.

4 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by
Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit- quality ratings in the Fund's Statement of Additional Information.

5 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

Portfolio of Investments

October 31, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Credit Card--0.5%
$1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	$1,502,250
		Home Equity Loan--0.2%
246,597	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	246,597
215,896		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	215,563
		TOTAL	462,160
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,959,865)	1,964,410
		CORPORATE BONDS--89.3%
		Basic Industry - Chemicals--1.1%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,097,212
2,000,000		Praxair, Inc., 6.375%, 4/1/2012	2,152,860
		TOTAL	3,250,072
		Basic Industry - Metals & Mining--3.3%
1,160,000		Alcan, Inc., 5.00%, 6/1/2015	1,114,296
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	2,014,480
1,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	967,410
500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	520,140
1,280,000	[1]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,229,018
1,560,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,500,034
500,000		Noranda, Inc., 6.00%, 10/15/2015	500,574
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	775,208
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,245,384
		TOTAL	9,866,544
Principal Amount			Value
		CORPORATE BONDS--continued
		Basic Industry - Paper--2.0%
$350,000		International Paper Co., 5.50%, 1/15/2014	$341,093
25,000		International Paper Co., Note, 6.50%, 11/15/2007	25,717
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,699,166
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,099,780
1,700,000		Weyerhaeuser Co., Note, 6.75%, 3/15/2012	1,813,033
		TOTAL	5,978,789
		Capital Goods - Aerospace & Defense--1.3%
1,370,000	[1]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,337,736
1,800,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,812,942
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	839,971
		TOTAL	3,990,649
		Capital Goods - Building Materials--0.9%
650,000		CRH America, Inc., 5.30%, 10/15/2013	647,608
2,000,000		Masco Corp., Note, 6.75%, 3/15/2006	2,018,300
		TOTAL	2,665,908
		Capital Goods - Diversified Manufacturing--2.1%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	965,350
500,000	[1]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	555,245
500,000		Kennametal, Inc., 7.20%, 6/15/2012	543,755
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	765,132
2,000,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	2,107,140
1,400,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,407,014
		TOTAL	6,343,636
		Capital Goods - Environmental--1.1%
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,083,640
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,158,160
		TOTAL	3,241,800
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--2.7%
$1,600,000		Comcast Corp., 6.375%, 1/30/2006	$1,607,184
800,000		Comcast Corp., 7.125%, 6/15/2013	869,728
2,000,000		Continental Cablevision, Sr. Note, 8.30%, 5/15/2006	2,037,780
2,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	2,825,173
750,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	753,660
		TOTAL	8,093,525
		Communications - Media Noncable--3.0%
2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,193,080
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,021,482
1,500,000		New York Times Co., 4.50%, 3/15/2010	1,465,695
1,180,000		New York Times Co., 5.00%, 3/15/2015	1,140,140
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	608,115
1,780,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,722,150
		TOTAL	9,150,662
		Communications - Telecom Wireless--5.3%
3,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	3,381,322
8,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	8,049,360
4,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	4,624,720
		TOTAL	16,055,402
		Communications - Telecom Wirelines--4.0%
1,450,000		CenturyTel, Inc., 8.375%, 10/15/2010	1,616,271
2,675,000		Citizens Communications Co., 9.00%, 8/15/2031	2,654,938
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	995,760
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	100,171
1,500,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	1,544,715
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,155,563
2,000,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	1,969,100
		TOTAL	12,036,518
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--10.3%
$2,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	$1,941,580
7,500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	7,496,603
9,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	8,895,771
11,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	11,011,781
1,760,000	[1]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,724,360
		TOTAL	31,070,095
		Consumer Cyclical - Entertainment--0.7%
180,000		International Speedway Corp., 4.20%, 4/15/2009	174,504
940,000		International Speedway Corp., 5.40%, 4/15/2014	939,654
1,000,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,024,530
		TOTAL	2,138,688
		Consumer Cyclical - Retailers--1.0%
1,050,000		CVS Corp., 5.625%, 3/15/2006	1,054,672
483,556	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	467,233
1,000,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	920,000
650,000		Wal-Mart Stores, Inc., 5.25%, 9/1/2035	613,522
		TOTAL	3,055,427
		Consumer Cyclical - Services--1.0%
500,000		Adecco SA, Sr. Note, 7.00%, 3/15/2006	502,316
2,025,000		Boston University, 7.625%, 7/15/2097	2,383,817
		TOTAL	2,886,133
		Consumer Non-Cyclical Food/Beverage--1.3%
2,000,000		Anheuser-Busch Cos., Inc., Deb., 7.00%, 12/1/2025	2,071,960
700,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	686,910
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,918
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,020,750
		TOTAL	3,785,538
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Healthcare--2.1%
$1,500,000		Anthem, Inc., 6.80%, 8/1/2012	$1,636,830
780,000	[1]	Medtronic, Inc., Note, 4.375%, 9/15/2010	762,356
1,270,000	[1]	Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	1,267,104
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	790,045
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,002,120
		TOTAL	6,458,455
		Consumer Non-Cyclical Pharmaceuticals--1.0%
1,370,000	[1]	Genentech, Inc., 4.40%, 7/15/2010	1,341,970
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	651,485
1,000,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,012,080
		TOTAL	3,005,535
		Consumer Non-Cyclical Supermarkets--0.4%
450,000		Kroger Co., 7.25%, 6/1/2009	475,607
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	706,544
		TOTAL	1,182,151
		Consumer Non-Cyclical Tobacco--0.4%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	381,116
750,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	753,330
		TOTAL	1,134,446
		Energy - Independent--2.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,079,280
1,970,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,915,884
850,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	861,518
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,553,513
1,341,000	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,291,410
600,000	[1]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	604,500
		TOTAL	7,306,105
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--1.9%
$10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	$11,898
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,775,068
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	765,435
1,100,000	[1]	Statoil ASA, 5.125%, 4/30/2014	1,101,386
		TOTAL	5,653,787
		Energy - Refining--0.7%
2,170,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	2,078,385
		Financial Institution - Banking--13.8%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,282,650
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,217,618
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,215,860
3,000,000		Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010	2,903,940
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,069,460
935,000		Colonial BancGroup, Inc., Unsecd. Note, 9.375%, 6/1/2011	1,089,714
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,319,135
1,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,502,327
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	648,839
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,064,305
3,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	3,014,400
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,310,832
1,600,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,568,480
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,952,620
575,000		PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026	620,339
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,088,940
3,822,222	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,407,863
1,460,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,435,735
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	207,188
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking-continued
$1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	$1,027,480
1,770,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	1,738,883
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,447,515
1,100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,067,297
500,000		Washington Mutual Bank FA, 5.125%, 1/15/2015	486,410
1,200,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	1,297,392
2,700,000		Wells Fargo & Co., 4.20%, 1/15/2010	2,621,079
		TOTAL	41,606,301
		Financial Institution - Brokerage--7.4%
2,550,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,481,175
6,000,000		Bear Stearns Cos., Inc., 6.50%, 5/1/2006	6,059,340
3,000,000	[1]	FMR Corp., 4.75%, 3/1/2013	2,917,530
900,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	1,106,613
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,070,220
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	15,228
5,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	5,038,800
390,000		Nuveen Investments, 5.00%, 9/15/2010	382,695
390,000		Nuveen Investments, 5.50%, 9/15/2015	379,973
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,263,253
668,643	[1]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	705,786
		TOTAL	22,420,613
		Financial Institution - Finance Noncaptive--3.8%
1,600,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	1,570,944
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,070,441
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,644,645
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,514,984
3,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006	3,031,890
2,650,000		SLM Corp., Floating Rate Note, 4.942%, 12/15/2014	2,617,803
		TOTAL	11,450,707
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--1.1%
$2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	$2,019,660
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,286,735
		TOTAL	3,306,395
		Financial Institution - Insurance - P&C--2.1%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	862,388
3,500,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	3,421,110
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	995,980
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,035,160
		TOTAL	6,314,638
		Financial Institution - REITs--1.8%
1,750,000		EOP Operating LP, 8.375%, 3/15/2006	1,774,413
860,000	[1]	Prologis, Note, 5.25%, 11/15/2010	857,547
2,800,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	2,758,028
		TOTAL	5,389,988
		Foreign-Local-Government--0.8%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,306,527
		Municipal Services--0.2%
560,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	559,179
		Sovereign--0.9%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,196,650
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,605,000
		TOTAL	2,801,650
		Technology--2.0%
1,500,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,582,530
2,500,000		Deluxe Corp., 5.125%, 10/1/2014	2,232,075
2,000,000		Unisys Corp., 8.125%, 6/1/2006	2,050,000
		TOTAL	5,864,605
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.5%
$1,000,000		Southwest Airlines Co., 6.50%, 3/1/2012	$1,045,360
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	468,427
		TOTAL	1,513,787
		Transportation - Railroads--1.5%
480,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	466,425
817,586		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	944,614
1,820,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,890,197
1,330,000		Union Pacific Corp., 4.875%, 1/15/2015	1,289,674
		TOTAL	4,590,910
		Utility - Electric--3.0%
963,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	970,549
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	717,193
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,588,421
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,538,528
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,315,720
900,000		Scottish Power PLC, 4.91%, 3/15/2010	892,305
		TOTAL	9,022,716
		Utility - Natural Gas Pipelines--0.4%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,310,624
		TOTAL CORPORATE BONDS (IDENTIFIED COST $268,850,935)	268,886,890
		CORPORATE NOTES--0.6%
		Communications - Telecom Wirelines--0.6%
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $1,784,277)	1,750,085
		GOVERNMENTS/AGENCIES--1.4%
		Sovereign--1.4%
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $4,237,096)	4,233,600
Principal Amount or Shares			Value
		MUNICIPALS--0.4%
		Consumer Cyclical - Services--0.4%
$1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $1,122,661)	$1,153,482
		PREFERRED STOCKS--1.2%
		Financial Institution - Banking--1.2%
70,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $3,343,620)	3,576,300
		U.S. TREASURY--4.2%
12,000,000		U.S. Treasury Note, 3.875%, 2/15/2013	11,520,792
1,200,000		U.S. Treasury Note, 3.875%, 7/15/2010	1,169,896
		TOTAL U.S. TREASURY (IDENTIFIED COST $12,703,478)	12,690,688
		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $294,001,932) [2]	294,255,455
		OTHER ASSETS AND LIABILITIES - NET--2.2%	6,765,750
		TOTAL NET ASSETS--100%	$301,021,205

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $35,785,792 which represents 11.9% of total net assets.

2 The cost of investments for federal tax purposes amounts to $294,001,932.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $294,001,932)		$294,255,455
Income receivable		4,806,162
Receivable for investments sold		19,062,312
Receivable for shares sold		93,346
TOTAL ASSETS		318,217,275
Liabilities:
Payable for investments purchased	$15,768,355
Payable for shares redeemed	767,488
Income distribution payable	593,206
Payable for shareholder services fee (Note 5)	12,093
Accrued expenses	54,928
TOTAL LIABILITIES		17,196,070
Net assets for 30,217,773 shares outstanding		$301,021,205
Net Assets Consist of:
Paid-in capital		$305,665,238
Net unrealized appreciation of investments		253,523
Accumulated net realized loss on investments		(4,901,740)
Undistributed net investment income		4,184
TOTAL NET ASSETS		$301,021,205
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$247,347,072 ÷ 24,829,782 shares outstanding, no par value, unlimited shares authorized		$9.96
Institutional Service Shares:
$53,674,133 ÷ 5,387,991 shares outstanding, no par value, unlimited shares authorized		$9.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2005 (unaudited)

Investment Income:
Interest			$7,784,586
Dividends			111,388
TOTAL INCOME			7,895,974
Expenses:
Investment adviser fee (Note 5)		$827,086
Administrative personnel and services fee (Note 5)		132,216
Custodian fees		8,640
Transfer and dividend disbursing agent fees and expenses		45,508
Directors'/Trustees' fees		2,492
Auditing fees		8,146
Legal fees		3,870
Portfolio accounting fees		50,620
Distribution services fee--Institutional Service Shares (Note 5)		72,457
Shareholder services fee--Institutional Shares (Note 5)		341,086
Shareholder services fee--Institutional Service Shares (Note 5)		78,840
Share registration costs		21,595
Printing and postage		7,243
Insurance premiums		5,189
Miscellaneous		1,782
TOTAL EXPENSES		1,606,770
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(190,319)
Waiver of administrative personnel and services fee	(6,169)
Waiver of distribution services fee--Institutional Service Shares	(72,457)
Waiver of shareholder services fee--Institutional Shares	(341,086)
Reimbursement of shareholder services fee--Institutional Service Shares	(5,888)
TOTAL WAIVERS AND REIMBURSEMENT		(615,919)
Net expenses			990,851
Net investment income			6,905,123
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(969,171)
Net change in unrealized appreciation of investments			(3,834,541)
Net realized and unrealized loss on investments			(4,803,712)
Change in net assets resulting from operations			$2,101,411

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2005	Year Ended 4/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,905,123	$14,324,660
Net realized gain (loss) on investments	(969,171)	1,232,647
Net change in unrealized appreciation/depreciation of investments	(3,834,541)	(3,508,538)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,101,411	12,048,769
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,782,447)	(11,973,319)
Institutional Service Shares	(1,158,428)	(2,387,978)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,940,875)	(14,361,297)
Share Transactions:
Proceeds from sale of shares	61,621,516	154,689,754
Net asset value of shares issued to shareholders in payment of distributions declared	3,277,888	6,700,047
Cost of shares redeemed	(107,840,915)	(143,132,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,941,511)	18,257,324
Change in net assets	(47,780,975)	15,944,796
Net Assets:
Beginning of period	348,802,180	332,857,384
End of period (including undistributed net investment income of $4,184 and $39,936, respectively)	$301,021,205	$348,802,180

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2005		Year Ended 4/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,208,883	$42,585,970	11,640,018	$118,226,586
Shares issued to shareholders in payment of distributions declared	243,745	2,464,274	471,485	4,792,856
Shares redeemed	(7,988,197)	(80,846,500)	(9,731,629)	(98,853,022)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,535,569)	$(35,796,256)	2,379,874	$24,166,420

	Six Months Ended 10/31/2005		Year Ended 4/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,878,455	$19,035,546	3,579,630	$36,463,168
Shares issued to shareholders in payment of distributions declared	80,501	813,614	187,640	1,907,191
Shares redeemed	(2,669,632)	(26,994,415)	(4,376,034)	(44,279,455)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(710,676)	$(7,145,255)	(608,764)	$(5,909,096)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,246,245)	$(42,941,511)	1,771,110	$18,257,324

4. FEDERAL TAX INFORMATION

At October 31, 2005, the cost of investments for federal tax purposes was $294,001,932. The net unrealized appreciation of investments for federal tax purposes was $253,523. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,908,449 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,654,926.

At April 30, 2005, the Fund had a capital loss carryforward of $3,932,569 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,875,749
2011	$2,056,820

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the Adviser voluntarily waived $190,319 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, FSC voluntarily waived $72,457 of its fee. Rather than paying investment intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment intermediaries. For the six months ended October 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended October 31, 2005, FSSC voluntarily waived $341,086 of its fee. For the six months ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $5,888 for the six months ended October 31, 2005.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2005, were as follows:

Purchases	$60,727,547
Sales	$100,561,192

7. Legal Proceedings

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2005		Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.39		$8.47
Income From Investment Operations:
Net investment income	0.11		0.15
Net realized and unrealized loss on investments	(0.03)		(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.07
Less Distributions:
Distributions from net investment income	(0.12)		(0.15)
Net Asset Value, End of Period	$8.35		$8.39
Total Return [2]	0.94%		0.84%

Ratios to Average Net Assets
Net expenses	1.07	% [3]	1.09	% [3]
Net investment income	2.72	% [3]	2.68	% [3]
Expense waiver/reimbursement [4]	0.30	% [3]	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,508		$106,051
Portfolio turnover	17%		30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,009.40	$5.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.81	$5.45

1 Expenses are equal to the Fund's Class A annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	57.3%	Aaa	57.1%
AA	4.2%	Aa	6.0%
A	18.2%	A	17.3%
BBB	11.7%	Baa	10.1%
BB	1.0%	Ba	0.8%
D	1.3%
Not Rated by S&P 3	3.5%	Not Rated by Moody's 3	5.9%
Securities Lending Collateral [4]	12.8%	Securities Lending Collateral [4]	12.8%
Cash Equivalents [5]	2.5%	Cash Equivalents [5]	2.5%
Other Assets and Liabilities--Net [6]	(12.5)%	Other Assets and Liabilities--Net [6]	(12.5)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.0% are other fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Cash collateral received from lending portfolio securities which is invested in repurchase agreements or money market mutual funds.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

6 See Statement of Assets and Liabilities.

At October 31, 2005, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	28.7%
Asset-Backed Securities	29.2%
Mortgage-Backed Securities [8]	18.1%
U.S. Treasury and Agency Securities [9]	21.2%
Securities Lending Collateral [4]	12.8%
Cash Equivalents [5]	2.5%
Other Assets and Liabilities--Net [6]	(12.5)%
TOTAL	100.0%

7 See the Fund's Prospectuses and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSE's.

Portfolio of Investments

October 31, 2005 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.9%
		Federal Home Loan Mortgage Corporation--0.1%
$111,111	[1]	FHLMC ARM 606116, 30 Year, 4.804%, 9/1/2019	$112,978
127,673	[1]	FHLMC ARM 785167, 30 Year, 5.147%, 12/1/2018	129,952
		TOTAL	242,930
		Federal National Mortgage Association--3.8%
2,663,406	[1]	FNMA ARM 544843, 4.665%, 10/1/2027	2,700,651
1,652,001	[1]	FNMA ARM 544852, 4.573%, 4/1/2028	1,674,469
1,395,373	[1]	FNMA ARM 544884, 4.561%, 5/1/2034	1,415,964
4,792,402	[1]	FNMA ARM 556379, 4.419%, 5/1/2040	4,836,310
940,162	[1]	FNMA ARM 556388, 4.419%, 5/1/2040	947,792
		TOTAL	11,575,186
		Government National Mortgage Association--0.0%
56,117	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	56,694
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,913,397)	11,874,810
		ASSET-BACKED SECURITIES--29.2%
		Auto Receivables--13.8%
3,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	2,982,351
2,000,000		Americredit Automobile Receivables Trust 2005-AX, Class A3, 3.63%, 1/6/2010	1,968,860
3,535,094		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	3,505,611
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,485,420
1,143,559		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/16/2006	1,141,208
2,089,176		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,062,277
363,321		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	361,678
384,401		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	369,898
650,482		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	647,750
3,000,000		Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009	2,988,450
1,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	989,870
2,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	1,979,520
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	491,695
22,941		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	22,954
408,075		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	405,909
267,006		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	266,131
1,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	987,510
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,763,463		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	$1,726,113
2,500,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	2,495,700
884,066		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	874,562
2,000,000		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	1,977,580
537,782		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/15/2007	536,744
2,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,979,520
32		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	32
3,000,000		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	2,997,930
2,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	1,986,440
2,503,521		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,487,826
2,000,000		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,991,940
		TOTAL	41,711,479
		Credit Card--3.7%
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 4.35%, 12/15/2009	1,763,740
3,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	2,955,420
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 4.73688%, 2/9/2009	1,005,490
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 4.40%, 9/15/2009	2,512,825
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 3.88%, 8/15/2012	2,008,000
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 4.16%, 8/15/2012	1,004,070
		TOTAL	11,249,545
		Equipment Lease--1.3%
748,678		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	737,760
1,094,046	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,070,119
2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 4.64%, 6/15/2009	2,001,620
		TOTAL	3,809,499
		Home Equity Loan--8.0%
246,597	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	246,597
7,323		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 4.5575%, 2/25/2033	7,325
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 4.4413%, 7/25/2035	1,440,000
368,882	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.7875%, 5/25/2029	358,008
344,458	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 4.8875%, 5/25/2029	328,200
319,670	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 5.4875%, 5/25/2029	295,474
372,431	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 5.7875%, 5/25/2029	316,537
882,356	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	892,131
549,582	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	519,344
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,998,648		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	$1,988,343
60,328		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.45%, 1/15/2028	60,436
3,153,276		Fifth Third Home Equity Loan Trust 2003-1, Class A, 4.25%, 9/20/2023	3,157,346
980,089		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 4.3875%, 3/25/2034	982,692
127,408		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 4.2775%, 11/25/2034	127,468
512,810	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	510,339
1,237,033		First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	1,228,694
2,695,179		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,374,911
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,647,103
312,655	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	311,301
791,572	[2]	Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	790,780
537,537		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	534,096
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,162
255,081		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	254,688
852,306	[2,3]	Quest Trust 2004 - X1, Class A, 4.3675%, 3/25/2034	852,306
1,772,597		Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.505%, 10/25/2030	1,778,270
1,750,000		SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	1,746,448
1,433,713		Saxon Asset Securities Trust 2005-1, Class A1, 4.2675%, 5/25/2035	1,436,795
		TOTAL	24,257,794
		Manufactured Housing--0.9%
1,582,705		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,637,197
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 6.49%, 6/7/2016	1,048,787
		TOTAL	2,685,984
		Rate Reduction Bond--1.5%
1,593,366		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008	1,609,634
1,000,060		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,009,950
2,000,000		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,963,440
		TOTAL	4,583,024
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $90,389,342)	88,297,325
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.8%
		Commercial Mortgage--0.1%
$5,625,972		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.6398%, 4/18/2029	$177,027
		Federal Home Loan Mortgage Corporation--1.2%
2,955,183		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 4.32%, 2/15/2018	2,967,650
539,341		Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Class A2, 1.876%, 3/15/2008	533,596
		TOTAL	3,501,246
		Federal National Mortgage Association--0.0%
70,894		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	71,773
27,652		Federal National Mortgage Association REMIC 2002-22 PE, 6.50%, 11/25/2030	27,576
		TOTAL	99,349
		Non-Agency Mortgage--5.5%
384,955		C-BASS ABS LLC Series 1997-1, ClassA1, 4.524%, 1/1/2027	383,993
369,715	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.653%, 2/3/2029	338,116
1,760,853		Citigroup Mortgage Loan Trust 2003-UP3 A1, Class A1, 7.00%, 9/25/2033	1,794,274
1,136,478		GMAC Mortgage Corp. Loan Trust 2003-GH1, Class A4, 4.59%, 4/25/2026	1,133,637
482,514	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.1390292%, 7/1/2019	482,364
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 6.00%, 9/20/2009	1,000,000
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.0968%, 1/25/2029	1,315,717
1,500,000		Permanent Financing (No. 7) PLC, Class 1C, 4.1137%, 6/10/2042	1,498,590
1,000,000		Permanent Financing (No. 8) PLC, Class 1C, 4.16375%, 6/10/2042	999,511
45,900		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	45,900
9,621	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	7,600
67,703	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.69876%, 1/28/2027	53,486
2,000,000		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,945,140
1,296,509		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,269,992
2,139,698		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	2,100,477
2,239,664		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.385%, 7/25/2034	2,264,140
		TOTAL	16,632,937
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,302,027)	20,410,559
Principal Amount			Value
		CORPORATE BONDS--28.7%
		Basic Industry - Chemicals--0.7%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,084,874
		Capital Goods - Aerospace & Defense--0.4%
525,000		Boeing Capital Corp., 5.65%, 5/15/2006	528,203
800,000		General Dynamics Corp., 2.125%, 5/15/2006	789,952
		TOTAL	1,318,155
		Capital Goods - Diversified Manufacturing--0.7%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,983,280
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., 6.375%, 1/30/2006	1,255,613
1,500,000		Cox Communications, Inc., Note, 4.40688%, 12/14/2007	1,512,161
		TOTAL	2,767,774
		Communications - Media Noncable--0.7%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	408,528
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 4.20%, 6/15/2010	1,750,910
		TOTAL	2,159,438
		Communications - Telecom Wireless--1.0%
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	404,988
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,515,125
		TOTAL	2,920,113
		Communications - Telecom Wirelines--1.4%
2,000,000		BellSouth Corp., 3.915%, 11/15/2007	2,001,940
1,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,257,675
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	490,220
400,000		Telefonos de Mexico, 8.25%, 1/26/2006	403,540
		TOTAL	4,153,375
		Consumer Cyclical - Automotive--2.5%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	388,468
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 4.02625%, 3/7/2007	1,500,030
500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	499,774
2,500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,502,678
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,196,300
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,469,625
		TOTAL	7,556,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--1.4%
$2,400,000		CVS Corp., 5.625%, 3/15/2006	$2,410,680
1,900,000		Target Corp., 3.375%, 3/1/2008	1,844,957
		TOTAL	4,255,637
		Consumer Non-Cyclical Food/Beverage--1.5%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,413,975
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,959,660
		TOTAL	4,373,635
		Consumer Non-Cyclical Healthcare--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	387,288
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,387,568
		Consumer Non-Cyclical Products--0.6%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,927,560
		Consumer Non-Cyclical Supermarkets--0.5%
1,375,000		Safeway Inc., 6.15%, 3/1/2006	1,378,499
		Energy - Independent--0.3%
894,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	860,940
		Energy - Integrated--1.6%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,469,115
2,650,000		ChevronTexaco Corp., 5.70%, 12/1/2008	2,654,903
750,000		Conoco, Inc., 5.45%, 10/15/2006	755,078
		TOTAL	4,879,096
		Financial Institution - Banking--2.7%
1,250,000		Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006	1,257,188
1,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,507,200
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,418,648
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	402,024
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,503,425
		TOTAL	8,088,485
		Financial Institution - Brokerage--1.1%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	388,920
1,950,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,963,631
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,007,760
		TOTAL	3,360,311
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--2.2%
$2,150,000		American Express Co., 3.75%, 11/20/2007	$2,108,935
3,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	3,512,915
1,000,000		HSB Capital I, Company Guarantee, 5.06%, 7/15/2027	1,001,490
		TOTAL	6,623,340
		Financial Institution - Insurance - Life--0.3%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,035,150
		Financial Institution - REITs--2.0%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,327,662
400,000		EOP Operating LP, 8.375%, 3/15/2006	405,580
2,000,000	[2,3]	Prologis, Note, 5.25%, 11/15/2010	1,994,296
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,308,635
		TOTAL	6,036,173
		Foreign-Local-Govt--0.5%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,480,755
		Technology--1.2%
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,050,050
1,750,000		First Data Corp., 3.375%, 8/1/2008	1,685,390
		TOTAL	3,735,440
		Transportation - Airlines--0.3%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,009,630
		Transportation - Railroads--0.5%
1,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,557,855
		Transportation - Services--0.8%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,394,045
1,000,000		Hertz Corp., 4.70%, 10/2/2006	997,620
		TOTAL	2,391,665
		Utility - Electric--2.3%
1,500,000		Alabama Power Co., 2.65%, 2/15/2006	1,493,355
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,995,980
2,000,000		FPL Group, Inc., 3.25%, 4/11/2006	1,989,100
1,500,000		PSEG Power LLC, 6.875%, 4/15/2006	1,514,145
		TOTAL	6,992,580
		TOTAL CORPORATE BONDS (IDENTIFIED COST $88,166,984)	86,705,491
Principal Amount			Value
		GOVERNMENT AGENCIES--6.6%
		Agency--4.5%
$11,000,000		Federal Home Loan Bank System, Bond, 2.50%, 4/11/2006	$10,910,480
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,572,017
		TOTAL	13,482,497
		Federal National Mortgage Association--2.1%
6,500,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	6,421,617
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,953,073)	19,904,114
		MORTGAGE-BACKED SECURITIES--0.5%
		Federal National Mortgage Association--0.2%
152,210		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	156,416
294,463		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	302,416
		TOTAL	458,832
		Government National Mortgage Association--0.3%
146,392		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	155,216
60,568		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	65,236
699,338		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	760,515
		TOTAL	980,967
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,465,787)	1,439,799
		U.S. TREASURY--14.6%
3,038,725		U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008	3,180,337
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	988,218
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	982,343
5,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	5,393,058
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	3,878,237
3,000,000	[4]	United States Treasury Note, 3.50%, 11/15/2006	2,973,864
5,000,000	[4]	United States Treasury Note, 3.75%, 5/15/2008	4,921,449
3,000,000	[4]	United States Treasury Note, 3.875%, 5/15/2010	2,926,718
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	2,924,740
7,000,000	[4]	United States Treasury Note, 4.125%, 8/15/2008	6,948,593
500,000		United States Treasury Note, 5.625%, 5/15/2008	514,546
7,500,000	[4]	United States Treasury Note, 5.75%, 11/15/2005	7,504,981
935,000		United States Treasury Note, 6.625%, 5/15/2007	966,623
		TOTAL U.S. TREASURY (IDENTIFIED COST $44,642,454)	44,103,707
Shares or Principal Amount			Value
		MUTUAL FUNDS--6.9% [5]
2,119,647		Federated Mortgage Core Portfolio (IDENTIFIED COST $21,600,581)	$20,942,114
		REPURCHASE AGREEMENTS--15.3%
$7,383,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001.	7,383,000
19,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $2,000,224,444 on 11/1/2005. The market value of the underlying securities at the end of the period was $2,060,002,229 (held as collateral for securities lending)	19,000,000
19,789,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency Securities with various maturities to 11/1/2035 for $1,000,112,222 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,022,185,524 (held as collateral for securities lending)	19,789,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	46,172,000
		TOTAL INVESTMENTS--112.5% (IDENTIFIED COST $344,605,645) [6]	339,849,919
		OTHER ASSETS AND LIABILITIES - NET--(12.5)%	(37,771,129)
		TOTAL NET ASSETS--100%	$302,078,790

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $19,617,121 which represents 6.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2005, these securities amounted to $13,561,412 which represents 4.5% of total net assets.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $344,605,645.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005 (unaudited)

Assets:
Total investments in securities, at value, including $20,942,114 of investments in affiliated issuers (Note 5) and $37,471,640 of securities loaned (identified cost $344,605,645)		$339,849,919
Cash		9,300
Income receivable		2,707,654
Receivable for investments sold		1,128,339
Receivable for shares sold		61,519
TOTAL ASSETS		343,756,731
Liabilities:
Payable for investments purchased	$1,992,780
Payable for shares redeemed	549,842
Income distribution payable	223,555
Payable for distribution services fee (Note 5)	37,513
Payable for shareholder services fee (Note 5)	41,670
Payable for collateral due to broker	38,789,000
Accrued expenses	43,581
TOTAL LIABILITIES		41,677,941
Net assets for 36,187,856 shares outstanding		$302,078,790
Net Assets Consist of:
Paid-in capital		$355,061,570
Net unrealized depreciation of investments		(4,755,726)
Accumulated net realized loss on investments		(48,073,477)
Distributions in excess of net investment income		(153,577)
TOTAL NET ASSETS		$302,078,790
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($144,006,616 ÷ 17,251,352 shares outstanding), no par value, unlimited shares authorized		$8.35
Institutional Service Shares:
Net asset value per share ($21,471,096 ÷ 2,572,111 shares outstanding), no par value, unlimited shares authorized		$8.35
Class Y Shares:
Net asset value per share ($53,093,294 ÷ 6,360,218 shares outstanding), no par value, unlimited shares authorized		$8.35
Class A Shares:
Net asset value per share ($83,507,784 ÷ 10,004,175 shares outstanding), no par value, unlimited shares authorized		$8.35
Offering price per share (100/99.00 of $8.35) [1]		$8.43
Redemption proceeds per share		$8.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $22,268)			$5,590,795
Dividends (received from affiliated issuers) (Note 5)			801,347
TOTAL INCOME			6,392,142
Expenses:
Investment adviser fee (Note 5)		$673,903
Administrative personnel and services fee (Note 5)		134,663
Custodian fees		13,104
Transfer and dividend disbursing agent fees and expenses		114,815
Directors'/Trustees' fees		2,716
Auditing fees		8,059
Legal fees		4,577
Portfolio accounting fees		62,174
Distribution services fee--Institutional Service Shares (Note 5)		19,191
Distribution services fee--Class A Shares (Note 5)		243,405
Shareholder services fee--Institutional Shares (Note 5)		104,615
Shareholder services fee--Institutional Service Shares (Note 5)		30,228
Shareholder services fee--Class A Shares (Note 5)		111,962
Share registration costs		34,243
Printing and postage		18,003
Insurance premiums		5,481
Miscellaneous		3,241
TOTAL EXPENSES		1,584,380
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(470,775)
Waiver of administrative personnel and services fee	(6,284)
Waiver of distribution services fee--Institutional Service Shares	(5,245)
Waiver of distribution services fee--Class A Shares	(4,868)
Reimbursement of shareholder services fee--Institutional Service Shares	(6,256)
TOTAL WAIVERS AND REIMBURSEMENT		(493,428)
Net expenses			1,090,952
Net investment income			5,301,190
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $(1,164,651) on sales of investments in affiliated issuers) (Note 5)			(1,631,092)
Net change in unrealized depreciation of investments			70,315
Net realized and unrealized loss on investments			(1,560,777)
Change in net assets resulting from operations			$3,740,413

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2005	Year Ended 4/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,301,190	$9,894,353
Net realized loss on investments	(1,631,092)	(1,894,246)
Net change in unrealized appreciation/depreciation of investments	70,315	(2,068,043)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,740,413	5,932,064
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,604,351)	(5,295,495)
Institutional Service Shares	(412,312)	(823,791)
Class Y Shares	(1,058,505)	(1,671,572)
Class A Shares	(1,371,187)	(2,148,722)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,446,355)	(9,939,580)
Share Transactions:
Proceeds from sale of shares	29,701,763	85,686,646
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	90,324,296
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	147,677,479
Net asset value of shares issued to shareholders in payment of distributions declared	3,908,442	6,571,325
Cost of shares redeemed	(92,741,312)	(167,803,749)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,131,107)	162,455,997
Change in net assets	(60,837,049)	158,448,481
Net Assets:
Beginning of period	362,915,839	204,467,358
End of period (including distributions in excess of net investment income of $(153,577) and $(8,412), respectively)	$302,078,790	$362,915,839

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares, and Class A Shares. The financial highlights of the Institutional Shares, Institutional Service Shares, and Class Y Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.

On August 27, 2004, the Fund received a tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation) [1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --	$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)	(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570	--
Class A Shares	16,573,793	--	140,553,051	--	(18,614)
TOTAL	28,064,896	$90,324,296	$ 147,677,479	$243,311	$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Assets of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$ 147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gain and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$37,471,640	$38,789,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.7875%, 5/25/2029	3/12/1999	$348,594
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 4.8875%, 5/25/2029	5/14/1998	344,458
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 5.4875%, 5/25/2029	5/14/1998	319,670
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 5.7875%, 5/25/2029	6/2/1998	372,431
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	880,426
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	549,325
C-BASS ABS LLC Series 1999-3, Class B1, 6.653%, 2/3/2029	7/9/1999	302,647
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	513,952
Greenwich Capital Acceptance 1991-4, Class B1A, 6.1390292%, 7/1/2019	1/7/1993	485,680
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	313,334
Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	4/13/2005	789,129
Harwood Street Funding I LLC 2004-1, Class CTFS, 6.00%, 9/20/2009	9/14/2004	1,000,000
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.0968%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Quest Trust 2004 - X1, Class A, 4.3675%, 3/25/2034	3/15/2004	852,306
Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	2/12/1999	8,289

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2005		Year Ended 4/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,050,804	$17,200,404	5,689,212	$48,089,721
Shares issued to shareholders in payment of distributions declared	211,581	1,773,835	407,712	3,442,099
Shares redeemed	(3,618,158)	(30,325,876)	(9,360,489)	(79,034,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,355,773)	$(11,351,637)	(3,263,565)	$(27,502,207)

	Six Months Ended 10/31/2005		Year Ended 4/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	198,620	$1,664,933	885,847	$7,492,940
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	1,693,424	14,360,843
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	840,097	7,124,428
Shares issued to shareholders in payment of distributions declared	30,560	256,226	54,362	458,663
Shares redeemed	(958,230)	(8,031,783)	(2,429,863)	(20,526,982)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(729,050)	$(6,110,624)	1,043,867	$8,909,892

	Six Months Ended 10/31/2005		Period Ended 4/30/2005 [1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	798,622	$6,697,190	2,778,376	$23,473,216
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	8,957,582	75,963,453
Shares issued to shareholders in payment of distributions declared	84,320	706,990	110,747	933,545
Shares redeemed	(3,218,048)	(26,998,297)	(3,151,381)	(26,600,800)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(2,335,106)	$(19,594,117)	8,695,324	$73,769,414

	Six Months Ended 10/31/2005		Period Ended 4/30/2005 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	493,722	$4,139,236	782,848	$6,630,769
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	16,573,793	140,553,051
Shares issued to shareholders in payment of distributions declared	139,707	1,171,391	205,931	1,737,018
Shares redeemed	(3,264,542)	(27,385,356)	(4,927,284)	(41,641,940)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,631,113)	$(22,074,729)	12,635,288	$107,278,898
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,051,042)	$(59,131,107)	19,110,914	$162,455,997

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the cost of investments for federal tax purposes was $344,605,645. The net unrealized depreciation of investments for federal tax purposes was $4,755,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $611,679 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,367,405.

At April 30, 2005, the Fund had a capital loss carryforward of $46,041,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 958,197
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the Adviser voluntarily waived $470,775 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$541,633
High Yield Bond Portfolio	$259,714

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Effective August 30, 2004, the maximum distribution (12b-1) fee for the Institutional Service Shares was reduced from 0.25% to 0.15% of average daily net assets. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, FSC voluntarily waived $10,113 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended October 31, 2005, FSC retained $132,457 of fees paid by the Fund.

Sales Charges

For the six months ended October 31, 2005, FSC, the principal distributor, did not retain any sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. For the six months ended October 31, 2005, FSSC retained $15,850 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $6,256 for the six months ended October 31, 2005.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2005, were as follows:

Purchases	$32,984,006
Sales	$98,787,858

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

31499 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2005

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.39		$8.47	$8.56	$8.70	$8.74		$8.52
Income From Investment Operations:
Net investment income	0.14		0.26	0.25	0.35	0.47	[1]	0.56
Net realized and unrealized gain (loss) on investments	(0.04)		(0.08)	(0.10)	(0.14)	(0.05	) [1]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.18	0.15	0.21	0.42		0.78
Less Distributions:
Distributions from net investment income	(0.14)		(0.26)	(0.24)	(0.35)	(0.46)		(0.56)
Net Asset Value, End of Period	$8.35		$8.39	$8.47	$8.56	$8.70		$8.74
Total Return [2]	1.23%		2.14%	1.81%	2.46%	4.90%		9.39%

Ratios to Average Net Assets:
Net expenses	0.49	% [3]	0.56%	0.56%	0.56%	0.57%		0.56%
Net investment income	3.31	% [3]	3.03%	3.00%	3.96%	5.30	% [1]	6.41%
Expense waiver/reimbursement [4]	0.28	% [3]	0.31%	0.30%	0.26%	0.28%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,007		$156,173	$185,337	$236,394	$236,307		$193,030
Portfolio turnover	17%		30%	38%	69%	29%		43%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.39		$8.47	$8.56	$8.70	$8.74		$8.52
Income From Investment Operations:
Net investment income	0.13		0.24	0.23	0.33	0.45	[1]	0.53
Net realized and unrealized gain (loss) on investments	(0.03)		(0.08)	(0.10)	(0.14)	(0.05	) [1]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.16	0.13	0.19	0.40		0.75
Less Distributions:
Distributions from net investment income	(0.14)		(0.24)	(0.22)	(0.33)	(0.44)		(0.53)
Net Asset Value, End of Period	$8.35		$8.39	$8.47	$8.56	$8.70		$8.74
Total Return [2]	1.16	% [3]	1.96%	1.56%	2.21%	4.64%		9.12%

Ratios to Average Net Assets:
Net expenses	0.65	% [4]	0.73%	0.81%	0.81%	0.82%		0.81%
Net investment income	3.14	% [4]	2.93%	2.75%	3.71%	5.05	% [1]	6.16%
Expense waiver/reimbursement [5]	0.37	% [4]	0.32%	0.30%	0.26%	0.28%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,471		$27,708	$19,130	$34,864	$24,121		$18,145
Portfolio turnover	17%		30%	38%	69%	29%		43%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended (unaudited)
	10/31/2005		4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.39		$8.47
Income From Investment Operations:
Net investment income	0.14		0.19
Net realized and unrealized gain (loss) on investments	(0.03)		(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.11
Less Distributions:
Distributions from net investment income	(0.15)		(0.19)
Net Asset Value, End of Period	$8.35		$8.39
Total Return [2]	1.30%		1.34%

Ratios to Average Net Assets:
Net expenses	0.35	% [3]	0.35	% [3]
Net investment income	3.44	% [3]	3.42	% [3]
Expense waiver/reimbursement [4]	0.29	% [3]	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,093		$72,984
Portfolio turnover	17%		30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.30	$2.49
Institutional Service Shares	$1,000	$1,011.60	$3.30
Class Y	$1,000	$1,013.00	$1.78
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.74	$2.50
Institutional Service Shares	$1,000	$1,021.93	$3.31
Class Y	$1,000	$1,023.44	$1.79

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.49%
Institutional Service Shares	0.65%
Class Y	0.35%

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	57.3%	Aaa	57.1%
AA	4.2%	Aa	6.0%
A	18.2%	A	17.3%
BBB	11.7%	Baa	10.1%
BB	1.0%	Ba	0.8%
D	1.3%
Not Rated by S&P 3	3.5%	Not Rated by Moody's 3	5.9%
Securities Lending Collateral [4]	12.8%	Securities Lending Collateral [4]	12.8%
Cash Equivalents [5]	2.5%	Cash Equivalents [5]	2.5%
Other Assets and Liabilities--Net [6]	(12.5)%	Other Assets and Liabilities--Net [6]	(12.5)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.0% are other fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Cash collateral received from lending portfolio securities which is invested in repurchase agreements or money market mutual funds.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

6 See Statement of Assets and Liabilities.

At October 31, 2005, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	28.7%
Asset-Backed Securities	29.2%
Mortgage-Backed Securities [8]	18.1%
U.S. Treasury and Agency Securities [9]	21.2%
Securities Lending Collateral [4]	12.8%
Cash Equivalents [5]	2.5%
Other Assets and Liabilities--Net [6]	(12.5)%
TOTAL	100.0%

7 See the Fund's Prospectuses and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

Portfolio of Investments

October 31, 2005 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.9%
		Federal Home Loan Mortgage Corporation--0.1%
$111,111	[1]	FHLMC ARM 606116, 30 Year, 4.804%, 9/1/2019	$112,978
127,673	[1]	FHLMC ARM 785167, 30 Year, 5.147%, 12/1/2018	129,952
		TOTAL	242,930
		Federal National Mortgage Association--3.8%
2,663,406	[1]	FNMA ARM 544843, 4.665%, 10/1/2027	2,700,651
1,652,001	[1]	FNMA ARM 544852, 4.573%, 4/1/2028	1,674,469
1,395,373	[1]	FNMA ARM 544884, 4.561%, 5/1/2034	1,415,964
4,792,402	[1]	FNMA ARM 556379, 4.419%, 5/1/2040	4,836,310
940,162	[1]	FNMA ARM 556388, 4.419%, 5/1/2040	947,792
		TOTAL	11,575,186
		Government National Mortgage Association--0.0%
56,117	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	56,694
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,913,397)	11,874,810
		ASSET-BACKED SECURITIES--29.2%
		Auto Receivables--13.8%
3,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	2,982,351
2,000,000		Americredit Automobile Receivables Trust 2005-AX, Class A3, 3.63%, 1/6/2010	1,968,860
3,535,094		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	3,505,611
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,485,420
1,143,559		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/16/2006	1,141,208
2,089,176		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,062,277
363,321		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	361,678
384,401		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	369,898
650,482		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	647,750
3,000,000		Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009	2,988,450
1,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	989,870
2,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	1,979,520
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	491,695
22,941		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	22,954
408,075		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	405,909
267,006		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	266,131
1,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	987,510
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,763,463		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	$1,726,113
2,500,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	2,495,700
884,066		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	874,562
2,000,000		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	1,977,580
537,782		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/15/2007	536,744
2,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,979,520
32		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	32
3,000,000		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	2,997,930
2,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	1,986,440
2,503,521		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,487,826
2,000,000		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,991,940
		TOTAL	41,711,479
		Credit Card--3.7%
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 4.35%, 12/15/2009	1,763,740
3,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	2,955,420
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 4.73688%, 2/9/2009	1,005,490
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 4.40%, 9/15/2009	2,512,825
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 3.88%, 8/15/2012	2,008,000
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 4.16%, 8/15/2012	1,004,070
		TOTAL	11,249,545
		Equipment Lease--1.3%
748,678		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	737,760
1,094,046	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,070,119
2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 4.64%, 6/15/2009	2,001,620
		TOTAL	3,809,499
		Home Equity Loan--8.0%
246,597	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	246,597
7,323		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 4.5575%, 2/25/2033	7,325
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 4.4413%, 7/25/2035	1,440,000
368,882	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.7875%, 5/25/2029	358,008
344,458	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 4.8875%, 5/25/2029	328,200
319,670	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 5.4875%, 5/25/2029	295,474
372,431	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 5.7875%, 5/25/2029	316,537
882,356	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	892,131
549,582	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	519,344
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,998,648		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	$1,988,343
60,328		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.45%, 1/15/2028	60,436
3,153,276		Fifth Third Home Equity Loan Trust 2003-1, Class A, 4.25%, 9/20/2023	3,157,346
980,089		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 4.3875%, 3/25/2034	982,692
127,408		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 4.2775%, 11/25/2034	127,468
512,810	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	510,339
1,237,033		First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	1,228,694
2,695,179		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,374,911
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,647,103
312,655	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	311,301
791,572	[2]	Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	790,780
537,537		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	534,096
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,162
255,081		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	254,688
852,306	[2,3]	Quest Trust 2004 - X1, Class A, 4.3675%, 3/25/2034	852,306
1,772,597		Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.505%, 10/25/2030	1,778,270
1,750,000		SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	1,746,448
1,433,713		Saxon Asset Securities Trust 2005-1, Class A1, 4.2675%, 5/25/2035	1,436,795
		TOTAL	24,257,794
		Manufactured Housing--0.9%
1,582,705		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,637,197
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 6.49%, 6/7/2016	1,048,787
		TOTAL	2,685,984
		Rate Reduction Bond--1.5%
1,593,366		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008	1,609,634
1,000,060		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,009,950
2,000,000		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,963,440
		TOTAL	4,583,024
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $90,389,342)	88,297,325
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.8%
		Commercial Mortgage--0.1%
$5,625,972		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.6398%, 4/18/2029	$177,027
		Federal Home Loan Mortgage Corporation--1.2%
2,955,183		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 4.32%, 2/15/2018	2,967,650
539,341		Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Class A2, 1.876%, 3/15/2008	533,596
		TOTAL	3,501,246
		Federal National Mortgage Association--0.0%
70,894		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	71,773
27,652		Federal National Mortgage Association REMIC 2002-22 PE, 6.50%, 11/25/2030	27,576
		TOTAL	99,349
		Non-Agency Mortgage--5.5%
384,955		C-BASS ABS LLC Series 1997-1, ClassA1, 4.524%, 1/1/2027	383,993
369,715	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.653%, 2/3/2029	338,116
1,760,853		Citigroup Mortgage Loan Trust 2003-UP3 A1, Class A1, 7.00%, 9/25/2033	1,794,274
1,136,478		GMAC Mortgage Corp. Loan Trust 2003-GH1, Class A4, 4.59%, 4/25/2026	1,133,637
482,514	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.1390292%, 7/1/2019	482,364
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 6.00%, 9/20/2009	1,000,000
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.0968%, 1/25/2029	1,315,717
1,500,000		Permanent Financing (No. 7) PLC, Class 1C, 4.1137%, 6/10/2042	1,498,590
1,000,000		Permanent Financing (No. 8) PLC, Class 1C, 4.16375%, 6/10/2042	999,511
45,900		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	45,900
9,621	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	7,600
67,703	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.69876%, 1/28/2027	53,486
2,000,000		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,945,140
1,296,509		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,269,992
2,139,698		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	2,100,477
2,239,664		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.385%, 7/25/2034	2,264,140
		TOTAL	16,632,937
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,302,027)	20,410,559
Principal Amount			Value
		CORPORATE BONDS--28.7%
		Basic Industry - Chemicals--0.7%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,084,874
		Capital Goods - Aerospace & Defense--0.4%
525,000		Boeing Capital Corp., 5.65%, 5/15/2006	528,203
800,000		General Dynamics Corp., 2.125%, 5/15/2006	789,952
		TOTAL	1,318,155
		Capital Goods - Diversified Manufacturing--0.7%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,983,280
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., 6.375%, 1/30/2006	1,255,613
1,500,000		Cox Communications, Inc., Note, 4.40688%, 12/14/2007	1,512,161
		TOTAL	2,767,774
		Communications - Media Noncable--0.7%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	408,528
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 4.20%, 6/15/2010	1,750,910
		TOTAL	2,159,438
		Communications - Telecom Wireless--1.0%
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	404,988
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,515,125
		TOTAL	2,920,113
		Communications - Telecom Wirelines--1.4%
2,000,000		BellSouth Corp., 3.915%, 11/15/2007	2,001,940
1,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,257,675
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	490,220
400,000		Telefonos de Mexico, 8.25%, 1/26/2006	403,540
		TOTAL	4,153,375
		Consumer Cyclical - Automotive--2.5%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	388,468
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 4.02625%, 3/7/2007	1,500,030
500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	499,774
2,500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,502,678
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,196,300
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,469,625
		TOTAL	7,556,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--1.4%
$2,400,000		CVS Corp., 5.625%, 3/15/2006	$2,410,680
1,900,000		Target Corp., 3.375%, 3/1/2008	1,844,957
		TOTAL	4,255,637
		Consumer Non-Cyclical Food/Beverage--1.5%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,413,975
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,959,660
		TOTAL	4,373,635
		Consumer Non-Cyclical Healthcare--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	387,288
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,387,568
		Consumer Non-Cyclical Products--0.6%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,927,560
		Consumer Non-Cyclical Supermarkets--0.5%
1,375,000		Safeway Inc., 6.15%, 3/1/2006	1,378,499
		Energy - Independent--0.3%
894,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	860,940
		Energy - Integrated--1.6%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,469,115
2,650,000		ChevronTexaco Corp., 5.70%, 12/1/2008	2,654,903
750,000		Conoco, Inc., 5.45%, 10/15/2006	755,078
		TOTAL	4,879,096
		Financial Institution - Banking--2.7%
1,250,000		Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006	1,257,188
1,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,507,200
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,418,648
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	402,024
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,503,425
		TOTAL	8,088,485
		Financial Institution - Brokerage--1.1%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	388,920
1,950,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,963,631
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,007,760
		TOTAL	3,360,311
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--2.2%
$2,150,000		American Express Co., 3.75%, 11/20/2007	$2,108,935
3,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	3,512,915
1,000,000		HSB Capital I, Company Guarantee, 5.06%, 7/15/2027	1,001,490
		TOTAL	6,623,340
		Financial Institution - Insurance - Life--0.3%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,035,150
		Financial Institution - REITs--2.0%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,327,662
400,000		EOP Operating LP, 8.375%, 3/15/2006	405,580
2,000,000	[2,3]	Prologis, Note, 5.25%, 11/15/2010	1,994,296
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,308,635
		TOTAL	6,036,173
		Foreign-Local-Govt--0.5%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,480,755
		Technology--1.2%
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,050,050
1,750,000		First Data Corp., 3.375%, 8/1/2008	1,685,390
		TOTAL	3,735,440
		Transportation - Airlines--0.3%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,009,630
		Transportation - Railroads--0.5%
1,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,557,855
		Transportation - Services--0.8%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,394,045
1,000,000		Hertz Corp., 4.70%, 10/2/2006	997,620
		TOTAL	2,391,665
		Utility - Electric--2.3%
1,500,000		Alabama Power Co., 2.65%, 2/15/2006	1,493,355
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,995,980
2,000,000		FPL Group, Inc., 3.25%, 4/11/2006	1,989,100
1,500,000		PSEG Power LLC, 6.875%, 4/15/2006	1,514,145
		TOTAL	6,992,580
		TOTAL CORPORATE BONDS (IDENTIFIED COST $88,166,984)	86,705,491
Principal Amount			Value
		GOVERNMENT AGENCIES--6.6%
		Agency--4.5%
$11,000,000		Federal Home Loan Bank System, Bond, 2.50%, 4/11/2006	$10,910,480
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,572,017
		TOTAL	13,482,497
		Federal National Mortgage Association--2.1%
6,500,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	6,421,617
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,953,073)	19,904,114
		MORTGAGE-BACKED SECURITIES--0.5%
		Federal National Mortgage Association--0.2%
152,210		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	156,416
294,463		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	302,416
		TOTAL	458,832
		Government National Mortgage Association--0.3%
146,392		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	155,216
60,568		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	65,236
699,338		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	760,515
		TOTAL	980,967
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,465,787)	1,439,799
		U.S. TREASURY--14.6%
3,038,725		U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008	3,180,337
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	988,218
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	982,343
5,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	5,393,058
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	3,878,237
3,000,000	[4]	United States Treasury Note, 3.50%, 11/15/2006	2,973,864
5,000,000	[4]	United States Treasury Note, 3.75%, 5/15/2008	4,921,449
3,000,000	[4]	United States Treasury Note, 3.875%, 5/15/2010	2,926,718
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	2,924,740
7,000,000	[4]	United States Treasury Note, 4.125%, 8/15/2008	6,948,593
500,000		United States Treasury Note, 5.625%, 5/15/2008	514,546
7,500,000	[4]	United States Treasury Note, 5.75%, 11/15/2005	7,504,981
935,000		United States Treasury Note, 6.625%, 5/15/2007	966,623
		TOTAL U.S. TREASURY (IDENTIFIED COST $44,642,454)	44,103,707
Shares or Principal Amount			Value
		MUTUAL FUNDS--6.9% [5]
2,119,647		Federated Mortgage Core Portfolio (IDENTIFIED COST $21,600,581)	$20,942,114
		REPURCHASE AGREEMENTS--15.3%
$7,383,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001.	7,383,000
19,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $2,000,224,444 on 11/1/2005. The market value of the underlying securities at the end of the period was $2,060,002,229 (held as collateral for securities lending)	19,000,000
19,789,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency Securities with various maturities to 11/1/2035 for $1,000,112,222 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,022,185,524 (held as collateral for securities lending)	19,789,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	46,172,000
		TOTAL INVESTMENTS--112.5% (IDENTIFIED COST $344,605,645) [6]	339,849,919
		OTHER ASSETS AND LIABILITIES - NET--(12.5)%	(37,771,129)
		TOTAL NET ASSETS--100%	$302,078,790

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $19,617,121 which represents 6.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2005, these securities amounted to $13,561,412 which represents 4.5% of total net assets.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $344,605,645.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005 (unaudited)

Assets:
Total investments in securities, at value, including $20,942,114 of investments in affiliated issuers (Note 5) and $37,471,640 of securities loaned (identified cost $344,605,645)		$339,849,919
Cash		9,300
Income receivable		2,707,654
Receivable for investments sold		1,128,339
Receivable for shares sold		61,519
TOTAL ASSETS		343,756,731
Liabilities:
Payable for investments purchased	$1,992,780
Payable for shares redeemed	549,842
Income distribution payable	223,555
Payable for distribution services fee (Note 5)	37,513
Payable for shareholder services fee (Note 5)	41,670
Payable for collateral due to broker	38,789,000
Accrued expenses	43,581
TOTAL LIABILITIES		41,677,941
Net assets for 36,187,856 shares outstanding		$302,078,790
Net Assets Consist of:
Paid-in capital		$355,061,570
Net unrealized depreciation of investments		(4,755,726)
Accumulated net realized loss on investments		(48,073,477)
Distributions in excess of net investment income		(153,577)
TOTAL NET ASSETS		$302,078,790
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($144,006,616 ÷ 17,251,352 shares outstanding), no par value, unlimited shares authorized		$8.35
Institutional Service Shares:
Net asset value per share ($21,471,096 ÷ 2,572,111 shares outstanding), no par value, unlimited shares authorized		$8.35
Class Y Shares:
Net asset value per share ($53,093,294 ÷ 6,360,218 shares outstanding), no par value, unlimited shares authorized		$8.35
Class A Shares:
Net asset value per share ($83,507,784 ÷ 10,004,175 shares outstanding), no par value, unlimited shares authorized		$8.35
Offering price per share (100/99.00 of $8.35) [1]		$8.43
Redemption proceeds per share		$8.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $22,268)			$5,590,795
Dividends (received from affiliated issuers) (Note 5)			801,347
TOTAL INCOME			6,392,142
Expenses:
Investment adviser fee (Note 5)		$673,903
Administrative personnel and services fee (Note 5)		134,663
Custodian fees		13,104
Transfer and dividend disbursing agent fees and expenses		114,815
Directors'/Trustees' fees		2,716
Auditing fees		8,059
Legal fees		4,577
Portfolio accounting fees		62,174
Distribution services fee--Institutional Service Shares (Note 5)		19,191
Distribution services fee--Class A Shares (Note 5)		243,405
Shareholder services fee--Institutional Shares (Note 5)		104,615
Shareholder services fee--Institutional Service Shares (Note 5)		30,228
Shareholder services fee--Class A Shares (Note 5)		111,962
Share registration costs		34,243
Printing and postage		18,003
Insurance premiums		5,481
Miscellaneous		3,241
TOTAL EXPENSES		1,584,380
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(470,775)
Waiver of administrative personnel and services fee	(6,284)
Waiver of distribution services fee--Institutional Service Shares	(5,245)
Waiver of distribution services fee--Class A Shares	(4,868)
Reimbursement of shareholder services fee--Institutional Service Shares	(6,256)
TOTAL WAIVERS AND REIMBURSEMENT		(493,428)
Net expenses			1,090,952
Net investment income			5,301,190
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $(1,164,651) on sales of investments in affiliated issuers) (Note 5)			(1,631,092)
Net change in unrealized depreciation of investments			70,315
Net realized and unrealized loss on investments			(1,560,777)
Change in net assets resulting from operations			$3,740,413

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2005	Year Ended 4/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,301,190	$9,894,353
Net realized loss on investments	(1,631,092)	(1,894,246)
Net change in unrealized appreciation/depreciation of investments	70,315	(2,068,043)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,740,413	5,932,064
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,604,351)	(5,295,495)
Institutional Service Shares	(412,312)	(823,791)
Class Y Shares	(1,058,505)	(1,671,572)
Class A Shares	(1,371,187)	(2,148,722)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,446,355)	(9,939,580)
Share Transactions:
Proceeds from sale of shares	29,701,763	85,686,646
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	90,324,296
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	147,677,479
Net asset value of shares issued to shareholders in payment of distributions declared	3,908,442	6,571,325
Cost of shares redeemed	(92,741,312)	(167,803,749)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,131,107)	162,455,997
Change in net assets	(60,837,049)	158,448,481
Net Assets:
Beginning of period	362,915,839	204,467,358
End of period (including distributions in excess of net investment income of $(153,577) and $(8,412), respectively)	$302,078,790	$362,915,839

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares, and Class A Shares. The financial highlights of the Class A Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.

On August 27, 2004, the Fund received a tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation) [1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --	$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)	(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570	--
Class A Shares	16,573,793	--	140,553,051	--	(18,614)
TOTAL	28,064,896	$90,324,296	$ 147,677,479	$243,311	$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Assets of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$ 147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gain and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$37,471,640	$38,789,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.7875%, 5/25/2029	3/12/1999	$348,594
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 4.8875%, 5/25/2029	5/14/1998	344,458
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 5.4875%, 5/25/2029	5/14/1998	319,670
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 5.7875%, 5/25/2029	6/2/1998	372,431
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	880,426
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	549,325
C-BASS ABS LLC Series 1999-3, Class B1, 6.653%, 2/3/2029	7/9/1999	302,647
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	513,952
Greenwich Capital Acceptance 1991-4, Class B1A, 6.1390292%, 7/1/2019	1/7/1993	485,680
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	313,334
Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	4/13/2005	789,129
Harwood Street Funding I LLC 2004-1, Class CTFS, 6.00%, 9/20/2009	9/14/2004	1,000,000
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.0968%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Quest Trust 2004 - X1, Class A, 4.3675%, 3/25/2034	3/15/2004	852,306
Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	2/12/1999	8,289

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2005		Year Ended 4/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,050,804	$17,200,404	5,689,212	$48,089,721
Shares issued to shareholders in payment of distributions declared	211,581	1,773,835	407,712	3,442,099
Shares redeemed	(3,618,158)	(30,325,876)	(9,360,489)	(79,034,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,355,773)	$(11,351,637)	(3,263,565)	$(27,502,207)

	Six Months Ended 10/31/2005		Year Ended 4/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	198,620	$1,664,933	885,847	$7,492,940
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	1,693,424	14,360,843
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	840,097	7,124,428
Shares issued to shareholders in payment of distributions declared	30,560	256,226	54,362	458,663
Shares redeemed	(958,230)	(8,031,783)	(2,429,863)	(20,526,982)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(729,050)	$(6,110,624)	1,043,867	$8,909,892

	Six Months Ended 10/31/2005		Period Ended 4/30/2005 [1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	798,622	$6,697,190	2,778,376	$23,473,216
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	8,957,582	75,963,453
Shares issued to shareholders in payment of distributions declared	84,320	706,990	110,747	933,545
Shares redeemed	(3,218,048)	(26,998,297)	(3,151,381)	(26,600,800)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(2,335,106)	$(19,594,117)	8,695,324	$73,769,414

	Six Months Ended 10/31/2005		Period Ended 4/30/2005 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	493,722	$4,139,236	782,848	$6,630,769
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	16,573,793	140,553,051
Shares issued to shareholders in payment of distributions declared	139,707	1,171,391	205,931	1,737,018
Shares redeemed	(3,264,542)	(27,385,356)	(4,927,284)	(41,641,940)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,631,113)	$(22,074,729)	12,635,288	$107,278,898
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,051,042)	$(59,131,107)	19,110,914	$162,455,997

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the cost of investments for federal tax purposes was $344,605,645. The net unrealized depreciation of investments for federal tax purposes was $4,755,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $611,679 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,367,405.

At April 30, 2005, the Fund had a capital loss carryforward of $46,041,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 958,197
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the Adviser voluntarily waived $470,775 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$541,633
High Yield Bond Portfolio	$259,714

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Effective August 30, 2004, the maximum distribution (12b-1) fee for the Institutional Service Shares was reduced from 0.25% to 0.15% of average daily net assets. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2005, FSC voluntarily waived $10,113 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended October 31, 2005, FSC retained $132,457 of fees paid by the Fund.

Sales Charges

For the six months ended October 31, 2005, FSC, the principal distributor, did not retain any sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. For the six months ended October 31, 2005, FSSC retained $15,850 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $6,256 for the six months ended October 31, 2005.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2005, were as follows:

Purchases	$32,984,006
Sales	$98,787,858

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

8112901 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2005

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005